Recent Accounting Pronouncements	6 Months Ended
Sep. 30, 2023
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements

Note 3 - Recent Accounting Pronouncements

Management of the Company does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.